Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policy [Abstract]
Summary of The Correlation Between The Major Macroeconomic Variables And The Credit Risk
The correlation between the major macroeconomic variables and the credit risk are as follows:

Key macroeconomic variables	Correlation between the major macroeconomic variables and the credit risk
Domestic GDP growth rate	(-)
Composite stock index	(-)
Rate of change of construction investment	(-)
Rate of change of housing transaction price index	(-)
Interest rate spread	(+)
Private consumption growth rate	(-)
Change of call rate compared to the previous year (%p)	(+)
Rate of change of household loan	(-)

Summary of Property Plant And Equipment
The depreciation method and estimated useful life of property and equipment are as follows:

Property and equipment	Depreciation method	Estimated useful life
Buildings	Straight-line	20~40 years
Leasehold improvements	Declining-balance/ Straight-line	4~15 years
Equipment and vehicles	Declining-balance/ Straight-line	3~15 years

Summary of Investment Property
The depreciation method and estimated useful life of investment properties are as follows:

Investment properties	Depreciation method	Estimated useful life
Buildings	Straight-line	20~40 years
The residual value, the useful life, and the depreciation method applied to an asset are reviewed at each financial year-end
and, if expectations differ from previous estimates, the changes are accounted for as a change in an accounting estimate.

Summary of Finite Lived Intangible Assets
Intangible assets, except for goodwill and membership rights, are amortized using the straight-line or declining-balance method with no residual value over their estimated useful life since the assets are available for use.

Intangible assets	Amortization method	Estimated useful life
Industrial property rights	Straight-line	3 ~ 19 years
Software	Straight-line	3 ~ 5 years
Value of business acquired	Declining-balance	30, 60 years
Others	Straight-line / Declining-balance	1 ~ 13 years
The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year-end.
Where an intangible asset is not being amortized because its useful life is indefinite, the Group carries out a review in each accounting period to confirm whether events and circumstances still support an indefinite useful life assessment. If they do not, the change in the useful life assessment from indefinite to finite is accounted for as a change in an accounting estimate.